DWS VARIABLE SERIES II

   SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF THE LISTED PORTFOLIO

                                ----------------

                               DWS Technology VIP

The  following   information  replaces  similar  disclosure  in  "The  Portfolio
Managers" section of the prospectuses:

The following person handles the day-to-day management of the portfolio:


  Kelly P. Davis
  Director of Deutsche Asset Management
  and Portfolio Manager of
  the portfolio.
  o   Joined Deutsche Asset Management
      in 2003 after eight years of
      experience with semiconductors as
      an associate analyst in Equities
      Research with Credit Suisse First
      Boston, team leader in
      applications engineering at
      Advanced Micro Devices, and in
      technical roles at Interactive
      Silicon, Motorola, Inc. and
      Tellabs Operations, Inc.
  o   Joined the portfolio in 2005.
  o   BS, Purdue University; MBA,
      University of California, Berkeley.







               Please Retain This Supplement for Future Reference







                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group

October 31, 2007
VS2-3615